CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2019	Dec. 31, 2018
Statement of Financial Position [Abstract]
Common stock, par value per share (in usd per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	2,080,000,000	2,080,000,000
Common stock, shares, issued (in shares)	280,127,000	279,545,000
Common stock, shares, outstanding (in shares)	279,426,000	279,030,000
Treasury stock, shares (in shares)	701,000	515,000